                     SUPPLEMENT DATED FEBRUARY 28, 2017 TO

              PROSPECTUS DATED MAY 1, 2007 (AS SUPPLEMENTED) FOR

                  FLEXIBLE PREMIUM SINGLE LIFE AND JOINT AND
                LAST SURVIVOR VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

The Board of Directors (the "Board") of State Street Variable Insurance Series Funds, Inc. approved the dissolution, liquidation and termination of the State Street Core Value Equity V.I.S. Fund (the "Portfolio"). It is anticipated that the Portfolio will be liquidated on or about April 28, 2017. The Portfolio is available as an investment option under your variable life insurance policy.

In accordance with the Board's decision to terminate operations, the Portfolio will be liquidated effective at the close of trading on the New York Stock Exchange (the "NYSE") on or about April 28, 2017 (the "Liquidation Date"). Assets held by the Separate Account that are invested in the Portfolio will be transferred at the close of trading on the NYSE on the Liquidation Date to the Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to the Liquidation Date will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

18456 SUPPG 2/28/17

Subaccounts

                                                                                        Adviser (and Sub-Adviser(s),
                             Subaccount Investing In            Investment Objective           as applicable)
                             --------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS SERIES  AB Global Thematic Growth          Long-term growth of  AllianceBernstein, L.P.
FUND, INC.                   Portfolio -- Class B               capital.
                             --------------------------------------------------------------------------------------------
                             AB Growth and Income               Long-term growth of  AllianceBernstein, L.P.
                             Portfolio -- Class B               capital.
                             --------------------------------------------------------------------------------------------
                             AB International Value             Long-term growth of  AllianceBernstein, L.P.
                             Portfolio -- Class B               capital.
                             --------------------------------------------------------------------------------------------
                             AB Large Cap Growth                Long-term growth of  AllianceBernstein, L.P.
                             Portfolio -- Class B               capital.
                             --------------------------------------------------------------------------------------------
                             AB Small Cap Growth                Long-term growth of  AllianceBernstein, L.P.
                             Fund -- Class B                    capital.
                             --------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE       Invesco V.I. American Franchise    To seek capital      Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE      Fund -- Series I shares            growth.
INSURANCE FUNDS)             --------------------------------------------------------------------------------------------
                             Invesco V.I. Comstock              Seeks capital        Invesco Advisers, Inc.
                             Fund -- Class II shares            growth and income
                                                                through investments
                                                                in equity
                                                                securities,
                                                                including common
                                                                stocks, preferred
                                                                stocks and
                                                                securities
                                                                convertible into
                                                                common and
                                                                preferred stocks.
                             --------------------------------------------------------------------------------------------
                             Invesco V.I. Core Equity           Long-term growth of  Invesco Advisers, Inc.
                             Fund -- Series I shares            capital.
                             --------------------------------------------------------------------------------------------
                             Invesco V.I. International Growth  Long-term growth of  Invesco Advisers, Inc.
                             Fund -- Series II shares           capital.
                             --------------------------------------------------------------------------------------------
                             Invesco V.I. Value Opportunities   Long-term growth of  Invesco Advisers, Inc.
                             Fund -- Series II shares           capital.
                             --------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE    VP Inflation Protection Fund --    Pursues long-term    American Century Investment
PORTFOLIOS II, INC.          Class II                           total return using   Management, Inc.
                                                                a strategy that
                                                                seeks to protect
                                                                against U.S.
                                                                inflation.
                             --------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES    BlackRock Basic Value V.I.         Seeks capital        BlackRock Advisors, LLC
FUNDS, INC.                  Fund -- Class III Shares           appreciation, and
                                                                secondarily, income.
                             --------------------------------------------------------------------------------------------
                             BlackRock Global Allocation V.I.   Seeks high total     BlackRock Advisors, LLC
                             Fund -- Class III Shares           investment return.
                             --------------------------------------------------------------------------------------------
                             BlackRock Large Cap Growth V.I.    Seeks long-term      BlackRock Advisors, LLC
                             Fund -- Class III Shares           capital growth.
                             --------------------------------------------------------------------------------------------
                             BlackRock Value Opportunities      Seeks long-term      BlackRock Advisors, LLC
                             V.I. Fund -- Class III Shares      growth of capital.
                             --------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE      Columbia Variable Portfolio --     The fund seeks to    Columbia Management Investment
SERIES TRUST II              Select International Equity        provide              Advisers, LLC (subadvised by
                             Fund -- Class 2                    shareholders with    Threadneedle International Limited)
                                                                capital
                                                                appreciation.
                             --------------------------------------------------------------------------------------------
                             Variable Portfolio -- Loomis       The fund seeks       Columbia Management Investment
                             Sayles Growth Fund -- Class 1      long-term growth of  Advisers, LLC (subadvised by
                                                                capital.             Loomis, Sayles & Company, L.P.)
                             --------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST   VT Floating-Rate Income Fund       To provide a high    Eaton Vance Management
                                                                level of current
                                                                income.
                             --------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES   Federated High Income Bond         Seeks high current   Federated Investment Management
                             Fund II -- Service Shares          income.              Company
                             --------------------------------------------------------------------------------------------
                             Federated Kaufmann Fund II --      Seeks capital        Federated Equity Management
                             Service Shares                     appreciation.        Company of Pennsylvania
                                                                                     (subadvised by Federated Global
                                                                                     Investment Management Corp.)
                             --------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-Adviser(s),
                                  Subaccount Investing In            Investment Objective          as applicable)
                                  -------------------------------------------------------------------------------------------
FIDELITY(R)/ /VARIABLE INSURANCE  VIP Balanced Portfolio --          Seeks income and     Fidelity Management & Research
PRODUCTS FUND                     Service Class 2                    capital growth       Company (FMR) (subadvised by
                                                                     consistent with      Fidelity Investments Money
                                                                     reasonable risk.     Management, Inc. (FIMM), FMR
                                                                                          Co., Inc. (FMRC), Fidelity
                                                                                          Research & Analysis Company
                                                                                          (FRAC), Fidelity Management &
                                                                                          Research (U.K.) Inc. (FMR U.K.),
                                                                                          Fidelity International Investment
                                                                                          Advisors (FIIA), Fidelity
                                                                                          International Investment Advisors
                                                                                          (U.K.) Limited (FIIA(U.K.)L), and
                                                                                          Fidelity Investments Japan Limited
                                                                                          (FIJ))
                                  -------------------------------------------------------------------------------------------
                                  VIP Contrafund(R)/ /Portfolio --   Seeks long-term      FMR (subadvised by FMRC, FRAC,
                                  Service Class 2                    capital              FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                     appreciation.        FIJ)
                                  -------------------------------------------------------------------------------------------
                                  VIP Dynamic Capital                Seeks capital        FMR (subadvised by FMRC, FRAC,
                                  Appreciation Portfolio --          appreciation.        FMR U.K., FIIA, FIIA(U.K.)L, and
                                  Service Class 2                                         FIJ)
                                  -------------------------------------------------------------------------------------------
                                  VIP Equity-Income Portfolio --     Seeks reasonable     FMR (subadvised by FMRC, FRAC,
                                  Service Class 2                    income. The fund     FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                     will also consider   FIJ)
                                                                     the potential for
                                                                     capital
                                                                     appreciation. The
                                                                     fund's goal is to
                                                                     achieve a yield
                                                                     which exceeds the
                                                                     composite yield on
                                                                     the securities
                                                                     comprising the S&P
                                                                     500(R)/ /Index.
                                  -------------------------------------------------------------------------------------------
                                  VIP Growth Portfolio --            Seeks to achieve     FMR (subadvised by FMRC, FRAC,
                                  Service Class 2                    capital              FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                     appreciation.        FIJ)
                                  -------------------------------------------------------------------------------------------
                                  VIP Growth & Income Portfolio --   Seeks high total     FMR (subadvised by FMRC, FRAC,
                                  Service Class 2                    return through a     FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                     combination of       FIJ)
                                                                     current income and
                                                                     capital
                                                                     appreciation.
                                  -------------------------------------------------------------------------------------------
                                  VIP Mid Cap Portfolio --           Seeks long-term      FMR (subadvised by FMRC, FRAC,
                                  Service Class 2                    growth of capital.   FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                                  -------------------------------------------------------------------------------------------
                                  VIP Value Strategies Portfolio --  Seeks capital        FMR (subadvised by FMRC, FRAC,
                                  Service Class 2                    appreciation.        FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                                  -------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE       Franklin Income VIP Fund --        Seeks to maximize    Franklin Advisers, Inc.
INSURANCE PRODUCTS TRUST          Class 2 Shares                     income while
                                                                     maintaining
                                                                     prospects for
                                                                     capital
                                                                     appreciation. The
                                                                     fund normally
                                                                     invests in both
                                                                     equity and debt
                                                                     securities.
                                  -------------------------------------------------------------------------------------------
                                  Franklin Mutual Shares VIP         Seeks capital        Franklin Mutual Advisers, LLC
                                  Fund -- Class 2 Shares             appreciation, with
                                                                     income as a
                                                                     secondary goal. The
                                                                     fund normally
                                                                     invests primarily
                                                                     in U.S. and foreign
                                                                     equity securities
                                                                     that the manager
                                                                     believes are
                                                                     undervalued.
                                  -------------------------------------------------------------------------------------------
                                  Templeton Growth VIP Fund --       Seeks long-term      Templeton Global Advisors Limited
                                  Class 2 Shares                     capital growth. The
                                                                     fund normally
                                                                     invests primarily
                                                                     in equity
                                                                     securities of
                                                                     companies located
                                                                     anywhere in the
                                                                     world, including
                                                                     developing markets.
                                  -------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                              Subaccount Investing In             Investment Objective           as applicable)
                              ----------------------------------------------------------------------------------------------
STATE STREET VARIABLE         Income V.I.S. Fund --               Seeks maximum        SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS, INC.  Class 1 Shares                      income consistent
                                                                  with prudent
                                                                  investment
                                                                  management and the
                                                                  preservation of
                                                                  capital.
                              ----------------------------------------------------------------------------------------------
                              Premier Growth Equity V.I.S.        Seeks long-term      SSGA Funds Management, Inc.
                              Fund -- Class 1 Shares              growth of capital
                                                                  and future income
                                                                  rather than current
                                                                  income.
                              ----------------------------------------------------------------------------------------------
                              Real Estate Securities V.I.S.       Seeks maximum total  SSGA Funds Management, Inc.
                              Fund -- Class 1 Shares              return through       (subadvised by CenterSquare
                                                                  current income and   Investment Management, Inc.)
                                                                  capital
                                                                  appreciation.
                              ----------------------------------------------------------------------------------------------
                              S&P 500(R)/ /Index V.I.S. Fund/1 /  Seeks growth of      SSGA Funds Management, Inc.
                                                                  capital and
                                                                  accumulation of
                                                                  income that
                                                                  corresponds to the
                                                                  investment return
                                                                  of the S&P 500(R)/
                                                                  /Composite Stock
                                                                  Index.
                              ----------------------------------------------------------------------------------------------
                              Small-Cap Equity Fund --            Seeks long-term      SSGA Funds Management, Inc.
                              Class 1 V.I.S. Shares               growth of capital.   (subadvised by Palisade Capital
                                                                                       Management, L.L.C, Champlain
                                                                                       Investment Partners, LLC,
                                                                                       GlobeFlex Capital, LP, Kennedy
                                                                                       Capital Management, Inc. and
                                                                                       SouthernSun Asset Management,
                                                                                       Inc.)
                              ----------------------------------------------------------------------------------------------
                              Total Return V.I.S. Fund/2 /        Seeks the highest    SSGA Funds Management, Inc.
                                                                  total return,
                                                                  composed of current
                                                                  income and capital
                                                                  appreciation, as is
                                                                  consistent with
                                                                  prudent investment
                                                                  risk.
                              ----------------------------------------------------------------------------------------------
                              U.S. Equity V.I.S. Fund --          Seeks long-term      SSGA Funds Management, Inc.
                              Class 1 Shares                      growth of capital.
                              ----------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE        Goldman Sachs Government            Maximize current     Goldman Sachs Asset Management,
INSURANCE TRUST               Money Market Fund --                income to the        L.P.
                              Service Shares/3/                   extent consistent
                                                                  with the
                                                                  preservation of
                                                                  capital and the
                                                                  maintenance of
                                                                  liquidity by
                                                                  investing
                                                                  exclusively in high
                                                                  quality money
                                                                  market instruments.
                              ----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES            Balanced Portfolio --               Seeks long-term      Janus Capital Management LLC
                              Service Shares                      capital growth,
                                                                  consistent with
                                                                  preservation of
                                                                  capital and
                                                                  balanced by current
                                                                  income.
                              ----------------------------------------------------------------------------------------------
                              Forty Portfolio -- Service Shares   A non-diversified    Janus Capital Management LLC
                                                                  portfolio/4 /that
                                                                  seeks long-term
                                                                  growth of capital.
                              ----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS           ClearBridge Variable Aggressive     Seeks capital        Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST         Growth Portfolio -- Class II        appreciation.        LLC (subadvised by ClearBridge
                                                                                       Advisors, LLC; Western Asset
                                                                                       Management Company manages the
                                                                                       portion of the fund's cash and short
                                                                                       term investments allocated to it)
                              ----------------------------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R)/ /Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

                    /3/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.

                    /4/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                          Adviser (and Sub-Adviser(s),
                             Subaccount Investing In             Investment Objective           as applicable)
                             ----------------------------------------------------------------------------------------------
                             ClearBridge Variable Large Cap      Seeks long-term      Legg Mason Partners Fund Advisor,
                             Value Portfolio -- Class I          growth of capital.   LLC (subadvised by ClearBridge
                                                                 Current income is a  Investments, LLC; Western Asset
                                                                 secondary objective. Management Company manages the
                                                                                      portion of the fund's cash and short
                                                                                      term investments allocated to it)
                             ----------------------------------------------------------------------------------------------
MFS(R)/ /VARIABLE INSURANCE  MFS(R)/ /Investors Trust Series --  The fund's           Massachusetts Financial Services
TRUST                        Service Class Shares                investment           Company
                                                                 objective is to
                                                                 seek capital
                                                                 appreciation.
                             ----------------------------------------------------------------------------------------------
                             MFS(R)/ /Total Return Series --     The fund's           Massachusetts Financial Services
                             Service Class Shares                investment           Company
                                                                 objective is to
                                                                 seek total return.
                             ----------------------------------------------------------------------------------------------
                             MFS(R)/ /Utilities Series --        The fund's           Massachusetts Financial Services
                             Service Class Shares                investment           Company
                                                                 objective is to
                                                                 seek total return.
                             ----------------------------------------------------------------------------------------------
MFS(R)/ /VARIABLE INSURANCE  MFS(R)/ /Massachusetts Investors    The fund's           Massachusetts Financial Services
TRUST II                     Growth Stock Series --              investment           Company
                             Service Class Shares                objective is to
                                                                 seek capital
                                                                 appreciation.
                             ----------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE         Oppenheimer Capital                 The Fund seeks       OFI Global Asset Management, Inc.
ACCOUNT FUNDS                Appreciation Fund/VA --             capital              (subadvised by OppenheimerFunds,
                             Service Shares                      appreciation.        Inc.)
                             ----------------------------------------------------------------------------------------------
                             Oppenheimer Conservative            The Fund seeks       OFI Global Asset Management, Inc.
                             Balanced Fund/VA --                 total return.        (subadvised by OppenheimerFunds,
                             Service Shares                                           Inc.)
                             ----------------------------------------------------------------------------------------------
                             Oppenheimer Discovery Mid Cap       The Fund seeks       OFI Global Asset Management, Inc.
                             Growth Fund/VA --                   capital              (subadvised by OppenheimerFunds,
                             Service Shares                      appreciation.        Inc.)
                             ----------------------------------------------------------------------------------------------
                             Oppenheimer Global Fund/VA --       The Fund seeks       OFI Global Asset Management, Inc.
                             Service Shares                      capital              (subadvised by OppenheimerFunds,
                                                                 appreciation.        Inc.)
                             ----------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Fund/       The Fund seeks       OFI Global Asset Management, Inc.
                             VA -- Service Shares                capital              (subadvised by OppenheimerFunds,
                                                                 appreciation.        Inc.)
                             ----------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Small       The Fund seeks       OFI Global Asset Management, Inc.
                             Cap Fund(R)VA -- Service Shares     capital              (subadvised by OppenheimerFunds,
                                                                 appreciation.        Inc.)
                             ----------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE     All Asset Portfolio --              Seeks maximum real   Pacific Investment Management
TRUST                        Advisor Class Shares                return, consistent   Company LLC/Research Affiliates,
                                                                 with preservation    LLC
                                                                 of real prudent
                                                                 investment
                                                                 management.
                             ----------------------------------------------------------------------------------------------
                             High Yield Portfolio --             Seeks maximum total  Pacific Investment Management
                             Administrative Class Shares         return, consistent   Company LLC
                                                                 with preservation
                                                                 of capital and
                                                                 prudent investment
                                                                 management.
                             ----------------------------------------------------------------------------------------------
                             Long-Term U.S. Government           Seeks maximum total  Pacific Investment Management
                             Portfolio --                        return, consistent   Company LLC
                             Administrative Class Shares         with preservation
                                                                 of capital and
                                                                 prudent investment
                                                                 management.
                             ----------------------------------------------------------------------------------------------
                             Low Duration Portfolio --           Seeks maximum total  Pacific Investment Management
                             Administrative Class Shares         return, consistent   Company LLC
                                                                 with preservation
                                                                 of capital and
                                                                 prudent investment
                                                                 management.
                             ----------------------------------------------------------------------------------------------
                             Total Return Portfolio --           Seeks maximum total  Pacific Investment Management
                             Administrative Class Shares         return, consistent   Company LLC
                                                                 with preservation
                                                                 of capital and
                                                                 prudent investment
                                                                 management.
                             ----------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND   Jennison Portfolio --               Seeks long-term      Prudential Investments LLC
                             Class II Shares                     growth of capital.   (subadvised by Jennison Associates
                                                                                      LLC)
                             ----------------------------------------------------------------------------------------------
                             Jennison 20/20 Focus Portfolio --   Seeks long-term      Prudential Investments LLC
                             Class II Shares                     growth of capital.   (subadvised by Jennison Associates
                                                                                      LLC)
                             ----------------------------------------------------------------------------------------------

                                                                                    Adviser (and Sub-Adviser(s),
                            Subaccount Investing In         Investment Objective          as applicable)
                            ----------------------------------------------------------------------------------------
                            Natural Resources Portfolio --  Seeks long-term      Prudential Investments LLC
                            Class II Shares                 growth of capital.   (subadvised by Jennison Associates
                                                                                 LLC)
                            ----------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST        NASDAQ-100(R)/ /Fund/1 /        Seeks to provide     Security Global Investors, LLC
                                                            investment results   known as Guggenheim Investments
                                                            that correspond to
                                                            a benchmark for
                                                            over-the-counter
                                                            securities. The
                                                            fund's current
                                                            benchmark is the
                                                            NASDAQ 100
                                                            Index(TM).
                            ----------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST  Wells Fargo VT Omega Growth     The fund seeks       Wells Fargo Funds Management,
                            Fund -- Class 2                 long-term capital    LLC (subadvised by Wells Capital
                                                            appreciation.        Management Incorporated)
                            ----------------------------------------------------------------------------------------

                     /1 /The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                              Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                    Investment Objective                  as applicable)
                    --------------------------------------------------------------------------------------------------------
DREYFUS             The Dreyfus Socially Responsible   Seeks capital growth, with current     The Dreyfus Corporation
                    Growth Fund, Inc. --               income as a secondary goal.
                    Initial Shares
                    --------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Enterprise Portfolio --            Seeks long-term growth of capital.     Janus Capital Management LLC
                    Service Shares
                    --------------------------------------------------------------------------------------------------------
                    Global Research Portfolio --       Seeks long-term growth of capital.     Janus Capital Management LLC
                    Service Shares
                    --------------------------------------------------------------------------------------------------------
                    Global Technology Portfolio --     Seeks long-term growth of capital.     Janus Capital Management LLC
                    Service Shares
                    --------------------------------------------------------------------------------------------------------
                    Janus Portfolio -- Service Shares  Seeks long-term growth of capital.     Janus Capital Management LLC
                    --------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      Foreign Bond Portfolio (U.S.       Seeks maximum total return consistent  Pacific Investment Management
INSURANCE TRUST     Dollar Hedged) --                  with the preservation of capital and   Company LLC
                    Administrative Class Shares        prudent investment management.
                    --------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In         Investment Objective               as applicable)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Overseas Portfolio --    Seeks long-term growth of capital.  Janus Capital Management LLC
                    Service Shares
                    ------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                         Subaccount Investing In                 Investment Objective
                         -----------------------------------------------------------------------
FIDELITY(R)/ /VARIABLE   VIP Asset Manager/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS FUND  Portfolios -- Service Class 2  reduced risk over the long-term by allocating its assets among stocks,
                                                        bonds, and short-term instruments.










                         -----------------------------------------------------------------------

                                           Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
---------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long-term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity
                                        Research & Analysis Company
                                        (FRAC), Fidelity Management &
                                        Research (U.K.) Inc. (FMR U.K.),
                                        Fidelity International Investment
                                        Advisors (FIIA), Fidelity
                                        International Investment Advisors
                                        (U.K.) Limited (FIIA(U.K.)L), and
                                        Fidelity Investments Japan Limited
                                        (FIJ))
---------------------------------------------------------------------------


                             Subaccount Investing In                   Investment Objective
                             -------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE       Goldman Sachs Mid Cap Value       Seeks long-term capital appreciation.
INSURANCE TRUST              Fund
                             -------------------------------------------------------------------------
MFS(R)/ /VARIABLE INSURANCE  MFS(R)/ /New Discovery Series --  The fund's investment objective is to
TRUST                        Service Class Shares              seek capital appreciation.
                             -------------------------------------------------------------------------

                                         Adviser (and Sub-Adviser(s),
        Investment Objective                   as applicable)
------------------------------------------------------------------------
Seeks long-term capital appreciation.  Goldman Sachs Asset Management,
 L.P.
------------------------------------------------------------------------
The fund's investment objective is to  Massachusetts Financial Services
seek capital appreciation.             Company
------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                         Subaccount Investing In                 Investment Objective
                         ---------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         ---------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend income,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   growth of dividend income and long-
                                                          term capital appreciation.



                         ---------------------------------------------------------------------

                                        Adviser (and Sub-Adviser(s),
       Investment Objective                   as applicable)
-------------------------------------------------------------------------
To seek capital growth.             Invesco Advisers, Inc.


-------------------------------------------------------------------------
The fund seeks dividend income,     Legg Mason Partners Fund Advisor,
growth of dividend income and long- LLC (subadvised by ClearBridge
term capital appreciation.          Advisors, LLC; Western Asset
                                    Management Company manages the
                                    portion of the fund's cash and short
                                    term investments allocated to it)
-------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                         Variable Life Service Center
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501

Please include your name, your policy number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.